Document and Entity Information	12 Months Ended
Sep. 30, 2017
Document and Entity Information
Entity Registrant Name	CUBIC CORP /DE/
Entity Central Index Key	0000026076
Document Type	8-K
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY